UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4257

DWS Variable Series I

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 03/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Bond VIP

(formerly SVS I Bond Portfolio)

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 15.8%
Consumer Discretionary 3.3%
155 East Tropicana LLC, 8.75%, 4/1/2012	15,000	14,813
Auburn Hills Trust, 12.375%, 5/1/2020	128,000	185,981
AutoNation, Inc., 9.0%, 8/1/2008	20,000	21,600
Aztar Corp., 7.875%, 6/15/2014	25,000	27,062
Boyd Gaming Corp., 7.125%, 2/1/2016	242,000	245,327
Cablevision Systems Corp., Series B, 8.716% *, 4/1/2009	10,000	10,488
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	352,000	374,000
8.875%, 9/15/2008	10,000	10,700
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	282,000	355,742
Comcast Corp., 6.45%, 3/15/2037	302,000	290,585
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	400,000	429,758
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	10,000	7,800
CSC Holdings, Inc.:
7.25%, 7/15/2008	20,000	20,200
7.875%, 12/15/2007	25,000	25,500
DaimlerChrysler NA Holding Corp.:
4.75%, 1/15/2008	481,000	474,260
Series E, 5.21% *, 10/31/2008	320,000	321,218
Dex Media East LLC/Financial, 12.125%, 11/15/2012	49,000	55,982
EchoStar DBS Corp.:
6.625%, 10/1/2014	10,000	9,663
144A, 7.125%, 2/1/2016	259,000	254,791
Foot Locker, Inc., 8.5%, 1/15/2022	30,000	31,800
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	40,000	40,000
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	30,000	33,525
Gregg Appliances, Inc., 9.0%, 2/1/2013	10,000	9,275
GSC Holdings Corp., 144A, 8.0%, 10/1/2012 (b)	15,000	14,888
Harrah's Operating Co., Inc., 5.75%, 10/1/2017	840,000	795,396
Hertz Corp., 144A, 8.875%, 1/1/2014	210,000	217,875
INVISTA, 144A, 9.25%, 5/1/2012	197,000	210,790
Jacobs Entertainment, Inc., 11.875%, 2/1/2009	45,000	47,700
Lear Corp.:
Series B, 5.75%, 8/1/2014	10,000	8,100
Series B, 8.11%, 5/15/2009 (b)	20,000	18,600
Levi Strauss & Co., 9.28% *, 4/1/2012 (b)	10,000	10,350
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	10,000	9,299
8.25%, 2/1/2030 (b)	10,000	9,663
8.5%, 7/15/2029	10,000	9,827
Mandalay Resort Group, Series B, 10.25%, 8/1/2007	15,000	15,788
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	9,600
MGM MIRAGE:
8.375%, 2/1/2011	15,000	15,825
9.75%, 6/1/2007	15,000	15,619

MGM Mirage, Inc, 144A, 6.75%, 4/1/2013	250,000	248,750
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	20,000	21,275
NCL Corp., 10.625%, 7/15/2014	10,000	10,350
News America, Inc., 144A, 6.4%, 12/15/2035	137,000	130,990
Petro Stopping Centers, 9.0%, 2/15/2012	10,000	10,050
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	15,000	14,325
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)	10,000	9,750
10.124% *, 5/15/2010	20,000	20,300
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	30,000	32,925
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	40,000	42,050
Steinway Musical Instruments, Inc., 144A, 7.0%, 3/1/2014	15,000	15,000
TCI Communications, Inc., 8.75%, 8/1/2015	608,000	711,417
Tele-Communications, Inc., 10.125%, 4/15/2022	168,000	220,238
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014	10,000	9,620
Time Warner, Inc., 7.625%, 4/15/2031	707,000	770,165
TRW Automotive, Inc., 11.0%, 2/15/2013	35,000	39,112
United Auto Group, Inc., 9.625%, 3/15/2012	25,000	26,469

		6,992,176
Consumer Staples 0.1%
Alliance One International, Inc., 11.0%, 5/15/2012	10,000	9,600
Birds Eye Foods, Inc., 11.875%, 11/1/2008	10,000	10,200
Delhaize America, Inc.:
8.05%, 4/15/2027	10,000	10,306
9.0%, 4/15/2031	35,000	40,484
Swift & Co., 10.125%, 10/1/2009	10,000	10,400
Viskase Co., Inc., 11.5%, 6/15/2011	40,000	41,800

		122,790
Energy 1.5%
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	20,000	20,800
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)	10,000	9,775
6.375%, 6/15/2015	80,000	78,700
144A, 6.5%, 8/15/2017	212,000	209,350
6.875%, 1/15/2016	20,000	20,150
7.75%, 1/15/2015	10,000	10,450
Dynegy Holdings, Inc.:
144A, 8.375%, 5/1/2016	20,000	19,900
144A, 9.875%, 7/15/2010	55,000	60,491
144A, 10.125%, 7/15/2013	15,000	17,186
El Paso Production Holding Corp., 7.75%, 6/1/2013	20,000	20,725
Energy Transfer Partners LP:
144A, 5.65%, 8/1/2012	230,000	226,109
5.95%, 2/1/2015	180,000	178,402
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015 (b)	125,000	115,976
7.5%, 2/1/2011	347,000	370,415
Frontier Oil Corp., 6.625%, 10/1/2011	25,000	24,937
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	15,000	15,000
Sempra Energy, 4.621%, 5/17/2007	760,000	753,237
Southern Natural Gas, 8.875%, 3/15/2010	30,000	31,912
Stone Energy Corp.:
6.75%, 12/15/2014	35,000	32,725
8.25%, 12/15/2011	10,000	10,050
Tri-State Generation & Transmission Association, 144A, 6.04%, 1/31/2018	880,000	876,225

Williams Companies, Inc.:
8.125%, 3/15/2012	45,000	48,319
8.75%, 3/15/2032	20,000	23,400

		3,174,234
Financials 5.0%
American General Finance Corp.:
2.75%, 6/15/2008	129,000	121,865
Series I, 4.875%, 5/15/2010	105,000	102,297
AmeriCredit Corp., 9.25%, 5/1/2009	25,000	26,156
Ashton Woods USA LLC, 144A, 9.5%, 10/1/2015	20,000	18,500
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,101,000	1,076,314
Duke Capital LLC, 4.302%, 5/18/2006	237,000	236,855
E*TRADE Financial Corp.:
7.375%, 9/15/2013	10,000	10,200
8.0%, 6/15/2011	30,000	31,162
Erac USA Finance Co.:
144A, 5.6%, 5/1/2015	455,000	443,181
144A, 8.0%, 1/15/2011	330,000	361,495
ERP Operating LP, 6.95%, 3/2/2011	75,000	79,276
Farmers Exchange Capital, 144A, 7.2%, 7/15/2048	385,000	382,448
Ford Motor Credit Co.:
6.5%, 1/25/2007 (b)	722,000	719,236
7.25%, 10/25/2011	65,000	59,230
7.375%, 10/28/2009	80,000	75,211
General Motors Acceptance Corp.:
6.875%, 9/15/2011	1,462,000	1,362,699
8.0%, 11/1/2031 (b)	60,000	56,706
H&E Equipment/Finance, 11.125%, 6/15/2012	15,000	16,613
ILFC E-Capital Trust I, 144A, 5.9%, 12/21/2065	1,085,000	1,053,012
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	100,000	95,837
NLV Financial Corp., 144A, 6.5%, 3/15/2035	734,000	671,055
Ohio Casualty Corp., 7.3%, 6/15/2014	125,000	130,292
Pennsylvania Mutual Life Insurance Co., 144A, 6.65%, 6/15/2034	195,000	204,481
Poster Financial Group, Inc., 8.75%, 12/1/2011	25,000	26,313
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	40,000	44,350
RBS Capital Trust III, 5.512%, 9/29/2049	520,000	501,570
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	1,010,000	958,186
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	30,000	22,500
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	10,000	9,900
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	245,000	231,164
Universal City Development, 11.75%, 4/1/2010	25,000	27,563
Verizon Global Funding Corp., 7.75%, 12/1/2030	326,000	360,148
Wachovia Bank NA, 5.6%, 3/15/2016	610,000	604,033
ZFS Finance USA Trust I, 144A, 6.15%, 12/15/2065	500,000	486,945

		10,606,793
Health Care 0.0%
Tenet Healthcare Corp., 144A, 9.5%, 2/1/2015	25,000	25,063
Industrials 2.3%
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	25,000	26,969
America West Airlines, Inc., Series 99-1, 7.93%, 1/2/2019	232,169	241,686
BAE System 2001 Asset Trust, "B", Series 2001, 144A, 7.156%, 12/15/2011	351,017	362,858
Beazer Homes USA, Inc., 8.375%, 4/15/2012	15,000	15,581
Browning-Ferris Industries:
7.4%, 9/15/2035	30,000	27,900

9.25%, 5/1/2021	15,000	15,637
Case New Holland, Inc., 9.25%, 8/1/2011	30,000	32,025
Centex Corp., 5.45%, 8/15/2012	295,000	285,838
Cenveo Corp., 7.875%, 12/1/2013	15,000	14,662
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	10,000	9,450
Columbus McKinnon Corp., 10.0%, 8/1/2010	12,000	13,200
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	25,000	25,500
144A, 11.44% *, 7/1/2012	15,000	15,300
Corrections Corp. of America, 6.75%, 1/31/2014	220,000	222,475
D.R. Horton, Inc., 5.375%, 6/15/2012	733,000	696,576
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2015	406,000	371,975
6.25%, 1/15/2016	25,000	22,662
8.875%, 4/1/2012	20,000	20,900
Kansas City Southern, 9.5%, 10/1/2008	40,000	42,700
Millennium America, Inc., 9.25%, 6/15/2008	30,000	30,487
Northwest Airlines Corp., Series 02-1, 6.264%, 11/20/2021	1,175,526	1,164,335
Pulte Homes, Inc., 7.875%, 8/1/2011	489,000	528,259
Securus Technologies, Inc., 11.0%, 9/1/2011 (b)	10,000	8,600
Ship Finance International Ltd., 8.5%, 12/15/2013	20,000	18,800
Standard Pacific Corp., 6.5%, 8/15/2010 (b)	130,000	124,150
Technical Olympic USA, Inc., 7.5%, 1/15/2015	15,000	12,938
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	20,000	21,725
Xerox Capital Trust I, 8.0%, 2/1/2027	10,000	10,350
Xerox Corp.:
6.4%, 3/15/2016	390,000	387,075
7.125%, 6/15/2010	48,000	49,680

		4,820,293
Information Technology 0.4%
Activant Solutions, Inc.:
10.5%, 6/15/2011	15,000	16,613
144A, 10.53% *, 4/1/2010	15,000	15,300
Advanced Micro Devices, Inc., 7.75%, 11/1/2012	10,000	10,463
L-3 Communications Corp.:
5.875%, 1/15/2015	20,000	19,050
Series B, 6.375%, 10/15/2015	10,000	9,850
7.625%, 6/15/2012	692,000	714,490
Lucent Technologies, Inc., 6.45%, 3/15/2029	45,000	40,612
Sanmina-SCI Corp., 8.125%, 3/1/2016	30,000	30,300
UGS Corp., 10.0%, 6/1/2012	20,000	22,000
Unisys Corp., 7.875%, 4/1/2008	15,000	14,981

		893,659
Materials 0.6%
ARCO Chemical Co., 9.8%, 2/1/2020	50,000	54,500
Caraustar Industries, Inc., 9.875%, 4/1/2011	20,000	21,025
Crown Cork & Seal Co., Inc., 7.5%, 12/15/2096	10,000	8,100
Dayton Superior Corp., 10.75%, 9/15/2008 (b)	10,000	10,188
Equistar Chemical Funding, 10.625%, 5/1/2011	15,000	16,237
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	20,000	20,450
GEO Specialty Chemicals, Inc., 144A, 13.03% *, 12/31/2009	48,000	41,760
Georgia-Pacific Corp.:
8.0%, 1/15/2024	10,000	10,088
8.875%, 5/15/2031	345,000	370,875
Greif, Inc., 8.875%, 8/1/2012	10,000	10,650

Hexcel Corp., 6.75%, 2/1/2015	15,000	14,850
Huntsman LLC, 11.625%, 10/15/2010	21,000	23,782
IMC Global, Inc., 10.875%, 8/1/2013	40,000	45,800
International Steel Group, Inc., 6.5%, 4/15/2014	10,000	9,950
Massey Energy Co.:
6.625%, 11/15/2010	211,000	214,692
144A, 6.875%, 12/15/2013 (b)	10,000	9,800
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	15,000	12,225
Omnova Solutions, Inc., 11.25%, 6/1/2010	30,000	31,725
Oregon Steel Mills, Inc., 10.0%, 7/15/2009	15,000	15,900
Pliant Corp., 11.625%, 6/15/2009 (PIK)	7	8
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	11,000	12,073
UAP Holding Corp., Step-up Coupon, 0% to 1/15/2008, 10.75% to 7/15/2012	15,000	13,425
United States Steel Corp., 9.75%, 5/15/2010	20,000	21,600
Westlake Chemical Corp., 6.625%, 1/15/2016	289,000	285,749
Weyerhaeuser Co., 7.125%, 7/15/2023	100,000	102,746

		1,378,198
Telecommunication Services 0.3%
Anixter International, Inc., 5.95%, 3/1/2015	153,000	141,977
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	25,000	25,687
8.375%, 1/15/2014 (b)	20,000	20,325
Citizens Communications Co., 9.0%, 8/15/2031	197,000	210,544
Insight Midwest LP, 9.75%, 10/1/2009	25,000	25,750
LCI International, Inc., 7.25%, 6/15/2007	15,000	15,150
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	60,000	62,924
Nextel Partners, Inc., 8.125%, 7/1/2011	30,000	31,725
Qwest Corp., 7.25%, 9/15/2025	25,000	25,625
SBA Telecom, Inc., Step-up Coupon, 0% to 12/15/2007, 9.75% to 12/15/2011	10,000	9,550
Verizon New England, Inc., 6.5%, 9/15/2011 (b)	141,000	143,143

		712,400
Utilities 2.3%
AES Corp., 144A, 8.75%, 5/15/2013	55,000	59,400
Allegheny Energy Supply Co. LLC:
7.8%, 3/15/2011	129,000	137,224
144A, 8.25%, 4/15/2012	279,000	305,854
CC Funding Trust I, 6.9%, 2/16/2007	758,000	766,257
CMS Energy Corp., 8.5%, 4/15/2011	35,000	37,800
Consumers Energy Co., Series F, 4.0%, 5/15/2010	980,000	920,816
DPL, Inc., 6.875%, 9/1/2011	22,000	22,942
Entergy Louisiana LLC, 6.3%, 9/1/2035	140,000	133,802
Entergy Mississippi, Inc., 5.92%, 2/1/2016	225,000	221,494
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	541,717	520,308
Mirant North America LLC, 144A, 7.375%, 12/31/2013	10,000	10,200
Nevada Power Co.:
144A, 5.95%, 3/15/2016	190,000	187,029
144A, 6.65%, 4/1/2036	196,000	194,938
NorthWestern Corp., 5.875%, 11/1/2014	15,000	14,774
NRG Energy, Inc.:
7.25%, 2/1/2014	75,000	76,219
7.375%, 2/1/2016	95,000	97,019
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	50,000	55,375
Sierra Pacific Power Co., 144A, 6.0%, 5/15/2016	237,000	233,774
TXU Corp., 7.48%, 1/1/2017	621,000	633,376

TXU Energy Co., 7.0%, 3/15/2013	235,000	244,768

		4,873,369

Total Corporate Bonds (Cost $34,511,881)		33,598,975
Foreign Bonds - US$ Denominated 7.4%
Consumer Discretionary 0.0%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	29,000	31,574
Shaw Communications, Inc., 8.25%, 4/11/2010	10,000	10,625

		42,199
Energy 0.2%
OAO Gazprom, 144A, 9.625%, 3/1/2013	400,000	473,000
Financials 2.7%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	475,000	461,625
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	135,000	139,050
ChinaTrust Commercial Bank, 144A, 5.625%, 12/29/2049	425,000	399,438
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	337,000	364,127
Deutsche Telekom International Finance BV, 5.75%, 3/23/2016	943,000	921,204
Doral Financial Corp., 5.431% *, 7/20/2007	30,000	28,358
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	1,330,000	1,293,599
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	1,100,000	1,171,500
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	364,000	407,858
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	425,000	436,857

		5,623,516
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	25,000	25,500
Industrials 1.0%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	147,000	161,700
10.25%, 6/15/2007	40,000	41,800
12.5%, 6/15/2012	30,000	33,600
J. Ray McDermott SA, 144A, 11.5%, 12/15/2013	25,000	29,187
Stena AB, 9.625%, 12/1/2012	10,000	10,900
Tyco International Group SA:
6.375%, 10/15/2011	727,000	746,326
6.75%, 2/15/2011	908,000	944,390
7.0%, 6/15/2028	36,000	37,877

		2,005,780
Materials 0.9%
Cascades, Inc., 7.25%, 2/15/2013	30,000	28,200
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	385,000	370,045
ISPAT Inland ULC, 9.75%, 4/1/2014	26,000	29,412
Novelis, Inc., 144A, 7.25%, 2/15/2015	30,000	28,800
Sappi Papier Holding AG, 144A, 6.75%, 6/15/2012	144,000	136,985
Sociedad Concesionaria Autopista Central, 144A, 6.223%, 12/15/2026	1,365,000	1,407,561

		2,001,003
Sovereign Bonds 1.5%
Aries Vermogensverwaltung GmbH, Series C, Series REG S, 9.6%, 10/25/2014	250,000	312,325
Dominican Republic:
Series REG S, 8.625%, 4/20/2027	200,000	205,500
Series REG S, 9.04%, 1/23/2018	74,818	81,177
Federative Republic of Brazil:

8.25%, 1/20/2034		140,000	154,280
8.875%, 10/14/2019		15,000	17,325
12.25%, 3/6/2030		110,000	167,475
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		100,000	104,940
Republic of Argentina:
Zero Coupon, 12/15/2035		447,898	41,430
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		180,000	68,130
4.889% *, 8/3/2012		20,000	16,246
8.28%, 12/31/2033 (PIK)		98,012	96,297
Republic of Bulgaria, 8.25%, 1/15/2015		640,000	749,120
Republic of Philippines:
9.375%, 1/18/2017		70,000	81,375
10.625%, 3/16/2025		60,000	77,775
Republic of Turkey, 7.25%, 3/15/2015 (b)		15,000	15,619
Republic of Venezuela:
7.65%, 4/21/2025		90,000	97,200
10.75%, 9/19/2013		50,000	62,350
Russian Federation, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		150,000	164,580
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008		300,000	284,190
State of Qatar, Series REG S, 9.75%, 6/15/2030		260,000	381,550
United Mexican States, 5.625%, 1/15/2017		16,000	15,496

			3,194,380
Telecommunication Services 0.8%
British Telecommunications PLC, 8.875%, 12/15/2030		540,000	690,812
Embratel, Series B, 11.0%, 12/15/2008		10,000	11,125
Intelsat Subsidiary Holding Co. Ltd., 9.614% *, 1/15/2012		10,000	10,163
Mobifon Holdings BV, 12.5%, 7/31/2010		60,000	68,550
Stratos Global Corp., 144A, 9.875%, 2/15/2013		15,000	14,850
Telecom Italia Capital:
4.0%, 1/15/2010		175,000	164,516
4.95%, 9/30/2014		370,000	340,474
5.25%, 11/15/2013		445,000	421,640

			1,722,230
Utilities 0.3%
Scottish Power PLC, 5.81%, 3/15/2025		745,000	716,693

Total Foreign Bonds - US$ Denominated (Cost $15,907,914)			15,804,301
Foreign Bonds - Non US$ Denominated 1.0%
Financials 0.1%
European Investment Bank, 10.0%, 1/28/2011	TRY	320,000	230,890
Sovereign Bonds 0.9%
Government of Malaysia, 4.305%, 2/27/2009	MYR	570,000	157,656
Mexican Bonds:
Series MI-10, 8.0%, 12/19/2013	MXN	10,412,600	925,501
Series M-20, 8.0%, 12/7/2023	MXN	6,030,000	518,619
Series MI-10, 9.5%, 12/18/2014	MXN	1,000,000	97,677
Republic of Argentina:
Zero Coupon, 12/15/2035	ARS	1,246,291	36,807
5.83%, 12/31/2033 (PIK)	ARS	420,000	163,341

			1,899,601

Total Foreign Bonds - Non US$ Denominated (Cost $1,972,158)			2,130,491

Asset Backed 5.1%
Automobile Receivables 0.5%
Drive Auto Receivables Trust, "A2", Series 2005-2, 144A, 4.12%, 1/15/2010	460,000	453,978
MMCA Automobile Trust:
"A4", Series 2002-3, 3.57%, 8/17/2009	30,073	30,033
"A4", Series 2002-2, 4.3%, 3/15/2010	373,390	372,366
"B", Series 2002-1, 5.37%, 1/15/2010	181,419	180,872
Onyx Acceptance Owner Trust, "A3", Series 2003-D, 2.4%, 12/15/2007	36,673	36,632

		1,073,881
Home Equity Loans 4.6%
Aegis Asset Backed Securities Trust, "N1", Series 2005-5N, 144A, 4.5%, 12/25/2023	545,777	538,985
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-HE2N, 144A, 5.0%, 2/25/2035	80,392	80,346
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036	627,699	625,230
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	1,595,000	1,571,541
Park Place Securities NIM Trust, "A", Series 2004-WHQ2, 144A, 4.0%, 2/25/2035	41,908	41,762
Popular ABS Mortgage Pass-Through Trust, "A1", Series 2005-6, 5.5%, 1/25/2036	1,778,199	1,770,854
Renaissance Home Equity Loan Trust, "AF3", Series 2004-2, 4.464%, 7/25/2034	820,000	812,090
Renaissance NIM Trust:
"NOTE", Series 2004-C, 144A, 4.458%, 12/25/2034	51,904	51,844
"NOTE", Series 2004-D, 144A, 4.459%, 2/25/2035	423,858	421,389
Residential Asset Mortgage Products, Inc.:
"A3", Series 2003-RZ4, 3.38%, 2/25/2030	554,290	550,609
"AI3", Series 2004-RS4, 4.003%, 1/25/2030	822,857	817,258
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	943,269	943,079
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.85%, 8/25/2036	1,525,000	1,488,590

		9,713,577

Total Asset Backed (Cost $10,969,442)		10,787,458
Convertible Bond 0.0%
Consumer Discretionary
HIH Capital Ltd., 144A, Series DOM, 7.5%, 9/25/2006 (Cost $9,980)	10,000	9,900
	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $17,140)	20,000	16,000
	Shares	Value ($)

Preferred Stocks 1.7%
Arch Capital Group Ltd., 8.0%	4,202	108,070
Axis Capital Holdings Ltd., Series B, 7.5%	1,436	144,812
Dresdner Funding Trust I, 144A, 8.151% (b)	600,000	700,003
Markel Capital Trust I, Series B, 8.71%	88,000	91,893
MUFG Capital Finance 1 Ltd., 6.346%	1,795,000	1,766,348
Washington Mutual Preferred Funding Cayman, Series A-1, 144A, 7.25% (b)	300,000	293,043
ZFS Finance USA Trust II, 144A, 6.45%	500,000	481,114

Total Preferred Stocks (Cost $3,676,295)		3,585,283
Convertible Preferred Stocks 0.0%
Consumer Discretionary
Paxson Communications Corp., Series AI, 9.75%, (PIK) (Cost $7,000)	1	7,025

	Principal Amount ($)(a)	Value ($)

US Government Agency Sponsored Pass-Throughs 8.0%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 11/15/2016 until 8/1/2024	2,277,155	2,254,701
6.5%, 1/1/2036	903,614	921,175
7.0%, 2/1/2036	969,271	997,696
Federal National Mortgage Association:
4.5%, with various maturities from 10/1/2033 until 6/1/2034	1,767,976	1,636,494
5.0%, with various maturities from 3/1/2025 until 5/1/2034	2,596,650	2,487,216
5.5%, with various maturities from 7/1/2023 until 3/1/2035	1,989,486	1,954,207
6.0%, 3/1/2025	562,429	565,580
6.31%, 6/1/2008	1,700,000	1,718,845
6.5%, with various maturities from 3/1/2017 until 3/1/2036	3,358,849	3,428,812
7.0%, 1/1/2036	890,831	917,445
8.0%, 9/1/2015	56,888	60,484

Total US Government Agency Sponsored Pass-Throughs (Cost $17,287,349)		16,942,655
Commercial and Non-Agency Mortgage-Backed Securities 28.5%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.444% *, 1/25/2036	820,000	804,632
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	1,050,000	1,030,255
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	1,465,000	1,416,905
Banc of America Funding Corp., "1A23", Series 2006-1, 5.75%, 1/25/2036	960,000	924,797
Banc of America Mortgage Securities:
"2A6", Series 2004-F, 4.154% *, 7/25/2034	1,180,000	1,135,134
"2A8", Series 2003-J, 4.2% *, 11/25/2033	820,000	798,400
"2A6", Series 2004-G, 4.657% *, 8/25/2034	825,000	807,224
Bear Stearns Adjustable Rate Mortgage Trust:
"2A3", Series 2005-4, 4.45% *, 8/25/2035	580,000	559,853
"2A2", Series 2005-4, 4.567%, 8/25/2035	950,000	919,528
"A1", Series 2006-1, 4.625%, 2/25/2036	2,402,541	2,340,976
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.284% *, 12/25/2035	1,556,143	1,529,830
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR2, 5.47%, 3/25/2036	945,000	940,570
"1A3", Series 2004-NCM1, 6.75%, 7/25/2034	406,076	414,071
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	893,440	911,030
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	643,622	628,437
"A1", Series 2004-1T1, 5.0%, 2/25/2034	699,419	686,663
"A2", Series 2002-18, 5.25%, 2/25/2033	1,123,573	1,108,234
"A2", Series 2003-21T1, 5.25%, 12/25/2033	869,750	859,452
"A2", Series 2004-1T1, 5.5%, 2/25/2034	464,510	461,705
"4A3", Series 2005-43, 5.788% *, 10/25/2035	674,819	670,185
"A1", Series 2004-35T2, 6.0%, 2/25/2035	745,525	745,778
Countrywide Home Loans:
"2A2C", Series 2006-HYB1, 5.315% *, 3/20/2036	930,000	913,136
"2A1", Series 2006-HYB1, 5.435% *, 3/20/2036	912,287	905,369
"A1", Series 2005-29, 5.75%, 12/25/2035	1,399,354	1,373,341
"A2", Series 2006-1, 6.0%, 3/25/2036	1,129,082	1,113,517
GMAC Mortgage Corp. Loan Trust:
"A2", Series 2003-GH2, 3.69%, 7/25/2020	195,854	194,932
"A1", Series 2006-J1, 5.75%, 4/25/2036	1,415,000	1,410,578
GS Mortgage Securities Corp. II:
"A4", Series 2005-GG4, 4.761%, 7/10/2039	1,500,000	1,413,710

"AJ", Series 2005-GG4, 4.782%, 7/10/2039	1,501,000	1,405,344
GSR Mortgage Loan Trust, "4A5", Series 2005-AR6, 4.554% *, 9/25/2035	845,000	815,045
Harborview Mortgage Loan Trust, "3A1B", Series 2004-10, 5.183% *, 1/19/2035	468,393	464,519
JPMorgan Chase Commercial Mortgage Securities, "B", Series 2005-CB12, 5.014%, 9/12/2037	835,000	796,000
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2005-LDP5, 5.35% *, 12/15/2044	690,000	674,105
"F", Series 2005-LDP5, 5.50% *, 12/15/2044	1,600,000	1,549,818
JPMorgan Mortgage Trust:
"2A1", Series 2005-A8, 4.97% *, 11/25/2035	722,161	714,027
"2A4", Series 2006-A2, 5.773%, 4/25/2036	1,420,000	1,424,327
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	1,143,787	1,124,903
"3A1", Series 2004-5, 6.5%, 6/25/2034	98,539	99,740
"5A1", Series 2005-2, 6.5%, 12/25/2034	203,574	204,085
"8A1", Series 2004-3, 7.0%, 4/25/2034	102,224	102,296
Master Asset Securitization Trust:
"8A1", Series 2003-6, 5.5%, 7/25/2033	612,979	594,015
"2A7", Series 2003-9, 5.5%, 10/25/2033	633,897	613,098
Merrill Lynch Mortgage Trust, "B", Series 2005-LC1, 5.553% *, 1/12/2044	1,520,000	1,487,617
RAAC Series, "2A5", Series 2005-SP1, 5.25%, 9/25/2034	1,150,000	1,140,598
Residential Accredit Loans, Inc., "CB", Series 2004-QS2, 5.75%, 2/25/2034	786,742	774,449
Structured Adjustable Rate Mortgage Loan:
"6A3", Series 2005-21, 5.4%, 11/25/2035	740,000	723,119
"5A1", Series 2005-18, 5.594% *, 9/25/2035	731,683	726,664
"7A4", Series 2006-1, 5.62%, 2/25/2036	930,000	912,858
Structured Asset Securities Corp., "2A1", Series 2003-1, 6.0%, 2/25/2018	7,777	7,808
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	1,550,000	1,494,661
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.16%, 10/20/2035	1,361,414	1,345,673
Washington Mutual:
"A6", Series 2004-AR7, 3.94% *, 7/25/2034	740,000	709,515
"A6", Series 2003-AR11, 3.985%, 10/25/2033	740,000	715,020
"A6", Series 2003-AR10, 4.065% *, 10/25/2033	1,130,000	1,096,429
"A7, Series 2004-AR9, 4.173% *, 8/25/2034	737,000	709,184
"2A1", Series 2002-S8, 4.5%, 1/25/2018	182,261	180,842
"A1", Series 2005-AR3, 4.65% *, 3/25/2035	599,002	585,384
"1A6", Series 2005-AR12, 4.84% *, 10/25/2035	1,540,000	1,496,042
"1A1", Series 2005-AR14, 5.08% *, 12/25/2035	769,616	761,554
"1A3", Series 2005-AR16, 5.12% *, 12/25/2035	825,000	803,088
Washington Mutual Mortgage Pass-Through Certificates, "2CB1", Series 2006-1, 7.0%, 2/25/2036	1,264,038	1,285,032
Wells Fargo Mortgage Backed Securities Trust:
"2A17", Series 2005-AR10, 3.5% *, 6/25/2035	190,000	180,655
"B1", Series 2005-AR12, 4.326% *, 7/25/2035	767,252	735,959
"2A5", Series 2006-AR2, 5.095% *, 3/25/2036	3,308,303	3,256,611
"A4", Series 2005-AR14, 5.395% *, 8/25/2035	945,000	928,188
"2A5", Series 2006-AR1, 5.57% *, 3/25/2036	935,000	907,461

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $61,557,255)		60,563,975
Collateralized Mortgage Obligations 12.4%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	706,551	705,945
Federal Home Loan Mortgage Corp.:
"KB", Series 2552, 4.25%, 6/15/2027	990,010	978,671
"LC", Series 2682, 4.5%, 7/15/2032	570,000	529,875
"PC", Series 3026, 4.5%, 1/15/2034	450,000	410,801
"MD", Series 3057, 4.5%, 8/15/2034	570,000	521,321

"WJ", Series 2557, 5.0%, 7/15/2014	895,000	888,928
"PE", Series 2721, 5.0%, 1/15/2023	2,425,000	2,321,241
"EW", Series 2545, 5.0%, 3/15/2029	653,207	646,762
"PD", Series 2844, 5.0%, 12/15/2032	1,580,000	1,501,185
"EG", Series 2836, 5.0%, 12/15/2032	1,580,000	1,501,179
"PD", Series 2783, 5.0%, 1/15/2033	761,000	724,135
"TE", Series 2780, 5.0%, 1/15/2033	1,150,000	1,094,207
"NE", Series 2802, 5.0%, 2/15/2033	1,580,000	1,501,771
"PD", Series 2893, 5.0%, 2/15/2033	800,000	758,497
"OG", Series 2889, 5.0%, 5/15/2033	685,000	649,806
"PE", Series 2898, 5.0%, 5/15/2033	335,000	317,013
"ND", Series 2950, 5.0%, 6/15/2033	1,140,000	1,077,505
"BG", Series 2869, 5.0%, 7/15/2033	185,000	175,386
"PD", Series 2939, 5.0%, 7/15/2033	535,000	505,503
"KD", Series 2915, 5.0%, 9/15/2033	1,140,000	1,077,775
"HD", Series 3056, 5.0%, 2/15/2034	845,000	796,099
"ND", Series 3036, 5.0%, 5/15/2034	855,000	806,595
"KG", Series 2987, 5.0%, 12/15/2034	1,470,000	1,388,127
"CH", Series 2390, 5.5%, 12/15/2016	200,000	198,526
"PE", Series 2522, 5.5%, 3/15/2022	950,000	953,219
Federal National Mortgage Association:
"PE", Series 2005-44, 5.0%, 7/25/2033	300,000	282,801
"ME", Series 2005-14, 5.0%, 10/25/2033	1,525,000	1,437,844
"EG", Series 2005-22, 5.0%, 11/25/2033	750,000	707,880
"OG", Series 2001-69, 5.5%, 12/25/2016	750,000	746,766
"PG", Series 2002-3, 5.5%, 2/25/2017	500,000	498,047
"QC", Series 2002-11, 5.5%, 3/25/2017	290,000	288,961
"VD", Series 2002-56, 6.0%, 4/25/2020	66,464	66,485
"PM", Series 2001-60, 6.0%, 3/25/2030	65,330	65,252
"ZQ", Series G92-9, 7.0%, 12/25/2021	173,274	174,909
Government National Mortgage Association, "KA", Series 2002-5, 6.0%, 8/16/2026	65,876	65,821

Total Collateralized Mortgage Obligations (Cost $26,982,184)		26,364,838
Municipal Bonds and Notes 4.2%
California, Statewide Communities Development Authority Revenue, Series A-1, 4.0%, 11/15/2006 (c)	750,000	744,262
Clark-Pleasant, IN, General Obligation, Community School Corp., 5.7%, 1/5/2026 (c)	405,000	399,528
Hoboken, NJ, Core City General Obligation, 6.5%, 4/1/2026 (c)	1,900,000	2,087,701
Illinois, State General Obligation, 4.95%, 6/1/2023	195,000	183,809
Jicarilla, NM, Apache Nation Revenue, 144A, 3.85%, 12/1/2008	680,000	654,874
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	670,000	656,694
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, Series B, 4.99%, 12/1/2012 (c)	680,000	663,626
Trenton, NJ, Core City General Obligation, School District Revenue, 4.7%, 4/1/2013 (c)	745,000	710,343
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	940,000	913,351
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	1,420,000	1,385,267
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	550,000	511,830

Total Municipal Bonds and Notes (Cost $8,928,745)		8,911,285
US Treasury Obligations 14.4%
US Treasury Bonds:
5.375%, 2/15/2031 (b)	15,000	15,790

	6.0%, 2/15/2026 (b)	6,730,000	7,509,206
	6.25%, 8/15/2023 (b)	10,000	11,341
	7.5%, 11/15/2016	170,000	205,421
US Treasury Notes:
	3.0%, 2/15/2008	700,000	677,113
	4.25%, 11/15/2014	303,000	289,602
	4.5%, 11/15/2010 (b)	12,213,000	12,048,882
	5.0%, 2/15/2011	760,000	766,175
	5.0%, 8/15/2011 (b)	7,938,000	8,007,767
	5.75%, 8/15/2010	970,000	1,005,352

Total US Treasury Obligations (Cost $31,403,677)			30,536,649
		Shares	Value ($)

	Securities Lending Collateral 13.8%
Daily Assets Fund Institutional, 4.73% (d) (e) (Cost $29,200,746)		29,200,746	29,200,746
	Cash Equivalents 1.5%
Cash Management QP Trust, 4.64% (f) (Cost $3,197,425)		3,197,425	3,197,425
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 245,629,191)		113.8	241,657,006
Other Assets and Liabilities, Net		(13.8)	(29,349,581)

Net Assets		100.0	212,307,425

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $28,615,952 which is 13.5% of net assets.
(c)	Bond is insured by one of these companies.

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group	0.3
Financial Guaranty Insurance Co.	0.3
Financial Security Assurance, Inc.	1.2
MBIA Corp.	1.1
XL Capital Assurance, Inc.	0.2

(d)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.
(f)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and the Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

As of March 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
NZD	1,980,000	USD	1,330,303	4/28/2006	113,910
NZD	1,500,000	AUD	996,744	4/28/2006	75,234
AUD	1,362,547	NZD	1,027,355	4/28/2006	52,429
AUD	658,807	NZD	732,000	4/28/2006	29,484
AUD	663,455	NZD	732,000	4/28/2006	27,841
MXN	10,300,000	USD	971,042	4/28/2006	26,545
AUD	666,101	NZD	738,000	4/28/2006	24,569
AUD	680,000	JPY	59,673,060	4/28/2006	22,148
USD	237,695	BRL	565,000	4/28/2006	21,485
CAD	1,200,000	EUR	871,439	4/28/2006	21,214
JPY	48,100,000	USD	424,634	4/28/2006	14,254
CHF	2,000,000	EUR	1,273,833	4/28/2006	12,704
EUR	820,000	USD	1,007,985	4/28/2006	12,593
CAD	1,200,000	USD	1,040,542	4/28/2006	12,191
EUR	595,876	SEK	5,590,000	4/28/2006	12,130
MXN	4,240,000	USD	397,302	4/28/2006	8,499
CAD	1,200,000	EUR	871,439	4/28/2006	8,270
USD	1,077,131	MYR	3,980,000	4/28/2006	4,865
CLP	266,000,000	USD	507,634	4/28/2006	3,175
USD	157,606	RUB	4,450,000	4/28/2006	3,009
GBP	308,118	EUR	445,000	4/28/2006	2,934
GBP	308,118	EUR	445,000	4/28/2006	1,781
USD	503,502	CLP	266,000,000	4/28/2006	957
USD	71,851	BRL	158,000	4/28/2006	628
USD	73,335	TRY	100,000	4/28/2006	585
TRY	100,000	USD	74,349	4/28/2006	429
AUD	680,000	JPY	59,673,060	4/28/2006	419
USD	67,597	TRY	92,000	4/28/2006	409
TRY	99,000	USD	73,584	4/28/2006	403
USD	96,976	MXN	1,060,000	4/28/2006	224
BRL	446,000	USD	204,634	4/28/2006	43
USD	5,900	TRY	8,000	4/28/2006	14
Total unrealized appreciation					515,375

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	12,748	EUR	10,500	4/28/2006	(2)
USD	76,361	ARS	235,000	4/28/2006	(122)
BRL	87,000	USD	39,402	4/28/2006	(507)
TRY	110,000	USD	80,622	4/28/2006	(691)
TRY	100,000	USD	73,025	4/28/2006	(896)
TRY	89,000	USD	64,784	4/28/2006	(1,005)
SGD	860,000	JPY	62,058,718	4/28/2006	(1,329)
SGD	860,000	JPY	62,058,718	4/28/2006	(1,986)
BRL	190,000	USD	83,572	4/28/2006	(3,586)
CHF	2,000,000	EUR	1,273,833	4/28/2006	(4,912)
EUR	1,247,665	CHF	1,930,000	4/28/2006	(7,367)
USD	1,040,592	JPY	121,000,000	4/28/2006	(8,243)
USD	537,061	JPY	61,900,000	4/28/2006	(8,942)
USD	567,921	EUR	460,000	4/28/2006	(9,530)
USD	1,006,517	EUR	820,000	4/28/2006	(11,125)
EUR	595,876	SEK	5,590,000	4/28/2006	(16,213)
EUR	1,247,665	CHF	1,930,000	4/28/2006	(22,508)
NZD	1,500,000	AUD	1,349,139	4/28/2006	(31,412)
AUD	666,101	NZD	738,000	4/28/2006	(47,793)
USD	1,497,377	SEK	11,250,000	4/28/2006	(49,877)
AUD	658,807	NZD	732,000	4/28/2006	(51,174)
AUD	663,455	NZD	732,000	4/28/2006	(52,858)
USD	1,870,750	AUD	2,500,000	4/28/2006	(81,957)
AUD	1,362,547	NZD	1,490,000	4/28/2006	(111,989)
Total unrealized depreciation					(526,024)

Currency Abbreviations
ARS Argentine Peso	MXN Mexican Peso
AUD Australian Dollar	MYR Malaysian Ringgit
BRL Brazilian Real	NZD New Zealand Dollar
CAD Canadian Dollar	RUB New Russian Ruble
CHF Swiss Franc	SEK Swedish Krona
CLP Chilean Peso	SGD Singapore Dollar
EUR Euro	TRY New Turkish Lira
GBP Great British Pound	USD United States Dollar
JPY Japanese Yen

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Capital Growth VIP

(formerly SVS I Scudder Capital Growth Portfolio)

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 10.3%
Automobiles 0.9%
Harley-Davidson, Inc.	197,600	10,251,488
Hotels Restaurants & Leisure 1.0%
Starbucks Corp.*	283,600	10,674,704
Household Durables 0.7%
Fortune Brands, Inc.	98,100	7,909,803
Media 2.8%
McGraw-Hill Companies, Inc.	292,500	16,853,850
Omnicom Group, Inc.	166,140	13,831,155

		30,685,005
Multiline Retail 2.5%
Kohl's Corp.*	189,100	10,024,191
Target Corp.	349,900	18,198,299

		28,222,490
Specialty Retail 2.4%
Bed Bath & Beyond, Inc.*	124,800	4,792,320
Home Depot, Inc.	69,675	2,947,252
Lowe's Companies, Inc.	102,900	6,630,876
Staples, Inc.	457,600	11,677,952

		26,048,400
Consumer Staples 11.4%
Beverages 2.8%
Diageo PLC	299,553	4,717,817
PepsiCo, Inc.	449,650	25,985,273

		30,703,090
Food & Staples Retailing 3.3%
Groupe Danone	39,654	4,858,328
Wal-Mart Stores, Inc.	295,690	13,968,396
Walgreen Co.	413,000	17,812,690

		36,639,414
Food Products 2.3%
Dean Foods Co.*	233,500	9,066,805
Kellogg Co.	227,300	10,010,292
The Hershey Co.	134,400	7,019,712

		26,096,809
Household Products 3.0%
Colgate-Palmolive Co.	159,240	9,092,604
Procter & Gamble Co.	410,400	23,647,248

		32,739,852
Energy 14.9%
Energy Equipment & Services 7.7%
Baker Hughes, Inc.	272,400	18,632,160

Halliburton Co.	158,100	11,544,462
Noble Corp.	129,400	10,494,340
Schlumberger Ltd.	191,700	24,263,469
Transocean, Inc.*	246,840	19,821,252

		84,755,683
Oil, Gas & Consumable Fuels 7.2%
ConocoPhillips	292,260	18,456,219
Devon Energy Corp.	280,800	17,176,536
EOG Resources, Inc.	236,700	17,042,400
Valero Energy Corp.	282,400	16,881,872
XTO Energy, Inc.	218,566	9,522,921

		79,079,948
Financials 7.6%
Banks 1.2%
Bank of America Corp.	288,100	13,120,074
Capital Markets 3.3%
Lehman Brothers Holdings, Inc.	71,300	10,304,989
Merrill Lynch & Co., Inc.	157,900	12,436,204
The Goldman Sachs Group, Inc.	87,600	13,749,696

		36,490,889
Consumer Finance 0.9%
American Express Co.	189,200	9,942,460
Diversified Financial Services 0.5%
Citigroup, Inc.	117,199	5,535,309
Insurance 1.7%
AFLAC, Inc.	268,500	12,117,405
Genworth Financial, Inc. "A"	189,900	6,348,357

		18,465,762
Health Care 19.1%
Biotechnology 5.8%
Amgen, Inc.*	175,850	12,793,087
Genentech, Inc.*	326,600	27,600,966
Gilead Sciences, Inc.*	371,500	23,114,730

		63,508,783
Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	250,000	9,702,500
Boston Scientific Corp.*	272,500	6,281,125
C.R. Bard, Inc.	108,200	7,337,042
Medtronic, Inc.	272,500	13,829,375
Zimmer Holdings, Inc.*	224,940	15,205,944

		52,355,986
Health Care Providers & Services 2.9%
UnitedHealth Group, Inc.	569,400	31,806,684
Pharmaceuticals 5.7%
Abbott Laboratories	396,300	16,830,861
Eli Lilly & Co.	129,200	7,144,760
Johnson & Johnson	568,786	33,683,507
Teva Pharmaceutical Industries Ltd. (ADR)	134,600	5,542,828

		63,201,956

Industrials 9.0%
Aerospace & Defense 2.2%
United Technologies Corp.	420,400	24,370,588
Air Freight & Logistics 1.4%
FedEx Corp.	135,700	15,325,958
Electrical Equipment 1.4%
Emerson Electric Co.	179,000	14,969,770
Industrial Conglomerates 3.0%
General Electric Co.	953,090	33,148,470
Machinery 1.0%
Caterpillar, Inc.	160,100	11,496,781
Information Technology 25.5%
Communications Equipment 3.0%
Cisco Systems, Inc.*	733,620	15,897,545
QUALCOMM, Inc.	334,300	16,918,923

		32,816,468
Computers & Peripherals 4.7%
Apple Computer, Inc.*	251,000	15,742,720
Dell, Inc.*	234,250	6,971,280
EMC Corp.*	1,256,900	17,131,547
International Business Machines Corp.	151,300	12,477,711

		52,323,258
Internet Software & Services 2.4%
eBay, Inc.*	248,300	9,698,598
Google, Inc. "A"*	18,900	7,371,000
Yahoo!, Inc.*	301,250	9,718,325

		26,787,923
IT Consulting & Services 2.9%
Accenture Ltd. "A"	454,100	13,654,787
Fiserv, Inc.*	197,500	8,403,625
Paychex, Inc.	224,500	9,352,670

		31,411,082
Semiconductors & Semiconductor Equipment 6.5%
Broadcom Corp. "A"*	499,100	21,541,156
Intel Corp.	689,090	13,333,892
Linear Technology Corp.	298,330	10,465,416
Maxim Integrated Products, Inc.	285,500	10,606,325
Texas Instruments, Inc.	478,850	15,548,260

		71,495,049
Software 6.0%
Adobe Systems, Inc.	299,400	10,455,048
Electronic Arts, Inc.*	207,400	11,348,928
Microsoft Corp.	1,405,680	38,248,553
Oracle Corp.*	480,200	6,573,938

		66,626,467
Materials 1.0%
Chemicals
Ecolab, Inc.	277,200	10,589,040

Total Common Stocks (Cost $787,519,684)		1,089,595,443
Cash Equivalents 0.8%
Cash Management QP Trust, 4.64% (a) (Cost $9,361,385)	9,361,385	9,361,385

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 796,881,069)	99.6	1,098,956,828
Other Assets and Liabilities, Net	0.4	4,225,095

Net Assets	100.0	1,103,181,923

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Global Opportunities VIP

(formerly SVS I Global Discovery Portfolio)

	Shares	Value ($)

Common Stocks 98.0%
Australia 2.0%
Babcock & Brown Ltd.	139,500	1,839,836
Macquarie Bank Ltd.	43,411	2,010,121
Sigma Pharmaceuticals Ltd. (a)	1,719,638	3,262,386

(Cost $5,895,133)		7,112,343
Bermuda 0.5%
Orient-Express Hotels Ltd. "A" (Cost $1,474,197)	47,700	1,871,271
Brazil 3.0%
Aracruz Celulose SA (ADR) (Preferred)	71,400	3,779,916
Diagnosticos da America (ADR) 144A*	50,400	3,879,958
Diagnosticos da America SA*	45,400	1,174,862
Empresa Brasiliera de Aeronautica SA (ADR) (Preferred)	46,518	1,714,188

(Cost $7,175,116)		10,548,924
Canada 0.8%
Certicom Corp.*	112,000	748,041
OPTI Canada, Inc.*	60,000	2,274,436

(Cost $1,893,555)		3,022,477
Denmark 1.0%
GN Store Nord AS (GN Great Nordic) (a) (Cost $2,726,276)	267,500	3,692,471
France 3.4%
Business Objects SA*	29,188	1,065,389
Business Objects SA (ADR)*	63,900	2,330,433
Financiere Marc de Lacharriere SA (Fimalac)	30,374	2,791,941
Flamel Technologies SA (ADR)* (a)	118,900	2,515,924
JC Decaux SA* (a)	123,622	3,345,285

(Cost $9,247,841)		12,048,972
Germany 13.7%
AWD Holding AG (a)	128,163	4,379,862
Curanum AG	150,658	1,517,197
Deutsche Boerse AG	41,117	5,929,486
Fresenius Medical Care AG	77,847	9,301,810
Hypo Real Estate Holding AG	97,269	6,668,211
Puma AG*	11,665	4,417,005
Rational AG	15,511	2,525,377
Stada Arzneimittel AG	106,086	4,576,745
United Internet AG (Registered) (a)	87,167	5,608,071
Wincor Nixdorf AG	32,876	4,143,439

(Cost $23,511,839)		49,067,203
Greece 5.2%
Athens Stock Exchange SA (ASE)	105,900	1,668,353
Coca-Cola Hellenic Bottling Co. SA	100,100	3,110,289

Dryships, Inc.	122,800	1,299,224
Germanos SA	148,800	3,159,263
Piraeus Bank SA	213,900	6,480,365
Titan Cement Co. SA	62,900	3,003,278

(Cost $13,172,061)		18,720,772
Hong Kong 2.5%
Kingboard Chemical Holdings Ltd.	1,343,500	4,069,035
Midland Realty Holdings Ltd.	2,285,800	1,281,484
Wing Hang Bank Ltd.	428,700	3,599,596

(Cost $5,230,233)		8,950,115
India 0.8%
Mahindra & Mahindra Ltd. (Cost $1,072,406)	192,800	2,720,863
Indonesia 0.4%
PT Indosat Tbk (ADR) (Cost $1,501,550)	51,400	1,443,826
Ireland 6.2%
Anglo Irish Bank Corp. PLC	758,416	12,499,570
FBD Holdings PLC	56,400	2,696,341
ICON PLC (ADR)*	27,900	1,364,031
Irish Continental Group PLC*	65,360	970,279
Paddy Power PLC	189,500	3,031,320
Ryanair Holdings PLC* (b)	1,100	10,424
Ryanair Holdings PLC* (b)	169,500	1,608,349

(Cost $8,175,468)		22,180,314
Italy 0.6%
Safilo SpA* (a) (Cost $2,221,715)	383,700	2,035,479
Japan 7.8%
AEON Credit Services Co., Ltd.	100,800	3,048,836
AEON Mall Co., Ltd.	80,000	3,983,008
JAFCO Co., Ltd.	22,100	1,667,358
KITZ Corp.	189,000	1,811,317
Matsui Securities Co., Ltd. (a)	186,000	2,579,031
Nidec Corp.	25,600	2,101,070
Park24 Co., Ltd. (a)	122,000	4,166,865
Sumitomo Realty & Development Co., Ltd. (a)	223,000	6,176,551
UFJ Central Leasing Co., Ltd.	46,000	2,481,733

(Cost $16,290,983)		28,015,769
Korea 1.0%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	112,200	2,973,600
Korea Information Service, Inc.*	35,000	684,438

(Cost $2,760,432)		3,658,038
Netherlands 3.6%
Chicago Bridge & Iron Co., NV (NY Shares)	143,500	3,444,000
SBM Offshore NV	51,485	5,162,944
Vedior NV	215,608	4,224,969

(Cost $6,781,253)		12,831,913
Norway 1.0%
Prosafe ASA	35,600	1,860,504
Tandberg ASA (a)	170,800	1,544,174

(Cost $2,526,848)		3,404,678

Russia 0.7%
Mobile TeleSystems (ADR)	48,900	1,618,590
Pyaterochka Holding NV (GDR) 144A*	55,700	907,910

(Cost $1,172,385)		2,526,500
Sweden 1.5%
Brostrom AB "B" (a)	87,700	1,942,383
Eniro AB (a)	201,300	2,326,122
Micronic Laser Systems AB*	82,800	1,254,465

(Cost $3,557,186)		5,522,970
Switzerland 1.4%
Advanced Digital Broadcast Holdings SA (ADB Group) (Registered)*	20,654	1,966,142
Micronas Semiconductor Holdings AG (Foreign Registered)*	35,101	1,118,741
Partners Group (Registered)*	29,000	1,846,355

(Cost $4,111,742)		4,931,238
Taiwan 2.0%
Powerchip Semiconductor Corp.	2,955,000	1,729,747
Siliconware Precision Industries Co.	2,809,537	3,657,068
Yuanta Core Pacific Securities Co.	2,749,000	1,659,978

(Cost $5,511,697)		7,046,793
Thailand 0.5%
Bangkok Bank PCL (Foreign Registered) (Cost $1,528,960)	609,900	1,819,895
United Kingdom 3.4%
Aegis Group PLC	610,239	1,449,863
ARM Holdings PLC	754,483	1,746,692
Group 4 Securicor PLC	454,660	1,513,613
John Wood Group PLC	306,492	1,347,222
Misys PLC	453,860	1,770,263
Taylor Nelson Sofres PLC	586,931	2,574,827
Viridian Group PLC	94,682	1,615,394

(Cost $11,718,105)		12,017,874
United States 35.0%
Adams Respiratory Therapeutics, Inc.*	66,600	2,648,682
Advance Auto Parts, Inc.*	82,750	3,445,710
Advanced Medical Optics, Inc.*	70,600	3,292,784
Aeropostale, Inc.*	118,900	3,586,024
Allegheny Energy, Inc.*	218,000	7,379,300
AMERIGROUP Corp.*	122,200	2,571,088
Carter's, Inc.*	40,700	2,746,843
Celgene Corp.*	151,600	6,703,752
Cogent, Inc.*	109,400	2,006,396
Diamond Foods, Inc.	76,900	1,320,373
Dresser-Rand Group, Inc.*	81,200	2,017,820
EMS Technologies, Inc.*	62,700	1,130,481
Euronet Worldwide, Inc.* (a)	110,500	4,180,215
First Marblehead Corp.	92,800	4,013,600
Fiserv, Inc.*	60,200	2,561,510
Foundation Coal Holdings, Inc.	71,900	2,957,966
FTI Consulting, Inc.*	84,650	2,415,064
Gentex Corp.	98,300	1,716,318
GTECH Holdings Corp.	157,100	5,349,255

Harman International Industries, Inc.	29,800	3,311,674
Harris Interactive, Inc.*	146,700	824,454
Invitrogen Corp.*	38,200	2,678,966
Joy Global, Inc.	102,375	6,118,954
Kenneth Cole Productions, Inc. "A"	58,000	1,606,600
Lam Research Corp.*	46,700	2,008,100
LECG Corp.*	79,400	1,530,038
Legg Mason, Inc.	16,350	2,049,146
NeuStar, Inc. "A"*	79,000	2,449,000
New York & Co., Inc.*	124,700	1,863,018
Nuveen Investments "A"	76,900	3,702,735
NxStage Medical, Inc.*	139,100	1,784,653
P.F. Chang's China Bistro, Inc.*	54,800	2,701,092
Rowan Companies, Inc.	58,800	2,584,848
Schawk, Inc.	75,600	1,966,356
Somanetics Corp.* (a)	92,000	2,031,360
Telik, Inc.* (a)	114,300	2,212,848
Thoratec Corp.*	136,800	2,636,136
THQ, Inc.*	168,100	4,352,109
Ultra Petroleum Corp.*	120,700	7,520,817
Waters Corp.*	65,800	2,839,270
WellCare Health Plans, Inc.*	32,000	1,454,080
Zions Bancorp.	36,600	3,027,918

(Cost $86,192,143)		125,297,353

Total Common Stocks (Cost $225,449,124)		350,488,051
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.* (Cost $849)	91,640	44,880
Securities Lending Collateral 9.7%
Daily Assets Fund Insitutional, 4.73% (c) (d) (Cost $34,678,288)	34,678,288	34,678,288
Cash Equivalents 1.0%
Cash Management QP Trust, 4.64% (e) (Cost $3,618,849)	3,618,849	3,618,849
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 263,747,110)	108.7	388,830,068
Other Assets and Liabilities, Net	(8.7)	(31,128,204)

Net Assets	100.0	357,701,864

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $33,327,591 which is 9.3% of net assets.
(b)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.

(e) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At March 31, 2006, the DWS Global Opportunities VIP Portfolio had the following Sector diversification:

Sector	Market Value ($)	As a % of Common Stocks
Financials	82,048,605	23.4%
Health Care	60,482,011	17.3%
Consumer Discretionary	56,804,890	16.2%
Information Technology	53,294,262	15.2%
Industrials	44,072,382	12.6%
Energy	17,605,647	5.0%
Materials	13,810,195	3.9%
Utilities	8,994,694	2.6%
Consumer Staples	7,863,949	2.2%
Telecommunication Services	5,511,416	1.6%
Total Common Stocks	350,488,051	100.0%

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Growth & Income VIP

(formerly SVS I Growth and Income Portfolio)

	Shares	Value ($)

Common Stocks 98.8%
Consumer Discretionary 9.5%
Automobiles 0.8%
Toyota Motor Corp. (ADR)	24,900	2,711,610
Hotels Restaurants & Leisure 1.2%
McDonald's Corp.	115,040	3,952,775
Household Durables 2.1%
Black & Decker Corp.	40,580	3,525,996
Pulte Homes, Inc.	44,090	1,693,938
Ryland Group, Inc.	23,980	1,664,212

		6,884,146
Media 0.8%
News Corp. "A"	90,710	1,506,693
Omnicom Group, Inc.	6,370	530,302
Time Warner, Inc.	34,930	586,475

		2,623,470
Multiline Retail 2.0%
Federated Department Stores, Inc.	27,770	2,027,210
J.C. Penney Co., Inc.	76,780	4,638,280

		6,665,490
Specialty Retail 1.3%
Home Depot, Inc.	52,730	2,230,479
Staples, Inc.	89,785	2,291,313

		4,521,792
Textiles, Apparel & Luxury Goods 1.3%
Coach, Inc.*	66,880	2,312,711
Polo Ralph Lauren Corp.	31,940	1,935,883

		4,248,594
Consumer Staples 9.2%
Beverages 4.0%
Coca-Cola Co.	211,690	8,863,460
PepsiCo, Inc.	73,610	4,253,922

		13,117,382
Food Products 0.9%
Kellogg Co.	68,670	3,024,227
Household Products 2.9%
Procter & Gamble Co.	168,470	9,707,241
Tobacco 1.4%
Altria Group, Inc.	66,850	4,736,991
Energy 9.8%
Energy Equipment & Services 1.8%
Cooper Cameron Corp.*	39,420	1,737,634
Halliburton Co.	26,650	1,945,983

Schlumberger Ltd.	17,820	2,255,477

		5,939,094
Oil, Gas & Consumable Fuels 8.0%
Amerada Hess Corp.	46,100	6,564,640
ExxonMobil Corp.	205,214	12,489,324
Occidental Petroleum Corp.	31,430	2,911,989
Talisman Energy, Inc.	30,660	1,630,499
Valero Energy Corp.	47,470	2,837,757

		26,434,209
Financials 21.1%
Banks 8.1%
Bank of America Corp.	241,970	11,019,314
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	24,830	1,835,185
Wachovia Corp.	101,870	5,709,813
Wells Fargo & Co.	89,940	5,744,468
Zions Bancorp.	33,000	2,730,090

		27,038,870
Capital Markets 10.9%
Bank of New York Co., Inc.	191,400	6,898,056
Lehman Brothers Holdings, Inc.	53,350	7,710,676
Merrill Lynch & Co., Inc.	111,710	8,798,280
Morgan Stanley	54,520	3,424,946
The Goldman Sachs Group, Inc.	59,220	9,295,171

		36,127,129
Diversified Financial Services 1.0%
JPMorgan Chase & Co.	78,710	3,277,484
Insurance 1.1%
MetLife, Inc.	74,210	3,589,538
Health Care 12.8%
Biotechnology 0.8%
Amgen, Inc.*	35,410	2,576,078
Health Care Equipment & Supplies 3.4%
Baxter International, Inc.	156,990	6,092,782
C.R. Bard, Inc.	50,300	3,410,843
Hospira, Inc.*	43,010	1,697,174

		11,200,799
Health Care Providers & Services 4.1%
Cardinal Health, Inc.	39,870	2,971,112
UnitedHealth Group, Inc.	143,680	8,025,965
WellPoint, Inc.*	35,160	2,722,439

		13,719,516
Pharmaceuticals 4.5%
Endo Pharmaceuticals Holdings, Inc.*	51,950	1,704,479
Johnson & Johnson	57,700	3,416,994
Novartis AG (ADR)	89,960	4,987,382
Pfizer, Inc.	117,030	2,916,388
Teva Pharmaceutical Industries Ltd. (ADR)	42,450	1,748,091

		14,773,334
Industrials 11.7%
Aerospace & Defense 5.5%
Boeing Co.	91,300	7,115,009

Goodrich Corp.	65,410	2,852,530
United Technologies Corp.	142,160	8,241,015

		18,208,554
Electrical Equipment 1.6%
Emerson Electric Co.	63,120	5,278,726
Industrial Conglomerates 4.6%
General Electric Co.	221,540	7,705,161
Tyco International Ltd.	281,250	7,560,000

		15,265,161
Information Technology 15.1%
Communications Equipment 2.5%
Cisco Systems, Inc.*	234,570	5,083,132
Motorola, Inc.	68,480	1,568,877
QUALCOMM, Inc.	34,580	1,750,093

		8,402,102
Computers & Peripherals 2.8%
Apple Computer, Inc.*	23,620	1,481,447
Dell, Inc.*	133,400	3,969,984
International Business Machines Corp.	45,460	3,749,086

		9,200,517
Internet Software & Services 1.1%
eBay, Inc.*	95,300	3,722,418
IT Consulting & Services 2.2%
Accenture Ltd. "A"	158,600	4,769,102
Automatic Data Processing, Inc.	59,580	2,721,614

		7,490,716
Semiconductors & Semiconductor Equipment 3.1%
Applied Materials, Inc.	116,120	2,033,261
Texas Instruments, Inc.	250,950	8,148,347

		10,181,608
Software 3.4%
Adobe Systems, Inc.	90,600	3,163,752
Business Objects SA (ADR)*	41,460	1,512,046
Microsoft Corp.	239,880	6,527,135

		11,202,933
Materials 3.1%
Chemicals 2.4%
Dow Chemical Co.	107,170	4,351,102
PPG Industries, Inc.	54,600	3,458,910

		7,810,012
Metals & Mining 0.7%
Companhia Vale do Rio Doce (ADR)	50,620	2,456,589
Telecommunication Services 3.4%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	112,750	3,048,760
Wireless Telecommunication Services 2.5%
Sprint Nextel Corp.	323,170	8,350,713
Utilities 3.1%
Electric Utilities 1.6%
Allegheny Energy, Inc.*	75,330	2,549,921

Exelon Corp.	52,070	2,754,503

		5,304,424
Independent Power Producers & Energy Traders 1.5%
Constellation Energy Group	47,280	2,586,689
TXU Corp.	53,890	2,412,116

		4,998,805

Total Common Stocks (Cost $293,810,581)		327,791,807
Put Options Purchased 0.1%
Amerada Hess Corp. (Cost $234,221)	304	170,240
Cash Equivalents 1.1%
Cash Management QP Trust, 4.64% (a) (Cost $3,738,159)	3,738,159	3,738,159
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 297,782,961)	100.0	331,700,206
Other Assets and Liabilities, Net	0.0	(116,607)

Net Assets	100.0	331,583,599

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
At March 31, 2006, open written options were as follows:

Written Options	Number of Contracts	Expiration Date	Strike Price ($)	Value ($)

Call Options
Amerada Hess Corp.	304	5/20/2006	160.0	(25,840)
Total outstanding written options (Premiums received ($193,785))				(25,840)

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS Health Care VIP

(formerly SVS I Health Science Portfolio)

	Shares	Value ($)

Common Stocks 97.6%
Health Care 97.6%
Biotechnology 21.7%
Alexion Pharmaceuticals, Inc.*	11,100	393,162
Amgen, Inc.*	39,350	2,862,713
Amylin Pharmaceuticals, Inc.*	14,500	709,775
Arena Pharmaceuticals, Inc.*	41,200	746,132
Biogen Idec, Inc.*	48,920	2,304,132
BioMarin Pharmaceutical, Inc.*	55,800	748,836
Celgene Corp.*	38,600	1,706,892
Coley Pharmaceutical Group, Inc.* (a)	23,400	354,510
Discovery Laboratories, Inc.*	98,800	724,204
DOV Pharmaceutical, Inc.*	72,600	1,160,148
Gen-Probe, Inc.*	25,200	1,389,024
Genentech, Inc.*	28,500	2,408,535
Genzyme Corp.*	46,900	3,152,618
Gilead Sciences, Inc.*	38,300	2,383,026
ImClone Systems, Inc.*	14,000	476,280
InterMune, Inc.* (a)	35,200	652,608
Keryx Biopharmaceuticals, Inc.*	50,600	966,966
Medicines Co.*	45,900	944,163
MedImmune, Inc.*	20,200	738,916
MGI Pharma, Inc.*	44,800	784,000
Millennium Pharmaceuticals, Inc.*	56,700	573,237
Myogen, Inc.*	29,000	1,050,670
Nuvelo, Inc.*	38,100	678,942
Rigel Pharmaceuticals, Inc.*	69,000	792,810

		28,702,299
Health Care Services 24.2%
Aetna, Inc.	53,800	2,643,732
Allscripts Healthcare Solutions, Inc.*	38,500	704,935
Caremark Rx, Inc.*	52,700	2,591,786
Cerner Corp.*	24,500	1,162,525
Chemed Corp.	13,100	777,354
Covance, Inc.*	12,000	705,000
Coventry Health Care, Inc.*	23,000	1,241,540
DaVita, Inc.*	18,200	1,095,822
Eclipsys Corp.*	29,300	691,773
Fisher Scientific International, Inc.*	26,500	1,803,325
Fresenius Medical Care AG	8,729	1,043,014
HealthExtras, Inc.*	21,300	751,890
Henry Schein, Inc.*	14,500	693,970
IMS Health, Inc.	52,900	1,363,233
McKesson Corp.	30,500	1,589,965
Medco Health Solutions, Inc.*	23,984	1,372,364
Patterson Companies, Inc.*	45,000	1,584,000
PSS World Medical, Inc.*	20,500	395,445

Psychiatric Solutions, Inc.*	20,300	672,539
Quality Systems, Inc.	17,600	582,560
UnitedHealth Group, Inc.	74,700	4,172,742
WellPoint, Inc.*	57,500	4,452,225

		32,091,739
Hospital Management 1.6%
Community Health Systems, Inc.*	60,100	2,172,615
Life Sciences Equipment 2.1%
Charles River Laboratories International, Inc.*	12,100	593,142
Invitrogen Corp.*	7,300	511,949
PerkinElmer, Inc.	39,800	934,106
Serologicals Corp.*	29,800	728,908

		2,768,105
Medical Supply & Specialty 17.1%
ArthroCare Corp.*	23,100	1,104,642
Baxter International, Inc.	103,800	4,028,478
Beckman Coulter, Inc.	10,700	583,899
Biomet, Inc.	34,200	1,214,784
C.R. Bard, Inc.	19,900	1,349,419
Cardinal Health, Inc.	23,100	1,721,412
Cytyc Corp.*	35,300	994,754
DENTSPLY International, Inc.	23,300	1,354,895
Hologic, Inc.*	13,600	752,760
Immucor, Inc.*	24,200	694,298
IntraLase Corp.*	33,800	784,160
Kyphon, Inc.*	24,300	903,960
Medtronic, Inc.	33,800	1,715,350
ResMed, Inc.*	16,900	743,262
Respironics, Inc.*	19,400	754,854
Schick Technologies, Inc.*	18,300	913,170
SonoSite, Inc.*	11,900	483,616
Varian Medical Systems, Inc.*	14,800	831,168
Viasys Healthcare, Inc.*	24,300	730,944
Zimmer Holdings, Inc.*	14,400	973,440

		22,633,265
Pharmaceuticals 30.9%
Abbott Laboratories	57,100	2,425,037
Allergan, Inc.	5,900	640,150
Astellas Pharma, Inc.	46,000	1,746,984
AstraZeneca PLC	28,980	1,460,145
AVANIR Pharmaceuticals "A"*	52,750	771,205
Cardiome Pharma Corp.*	58,400	741,680
Eli Lilly & Co.	21,100	1,166,830
Endo Pharmaceuticals Holdings, Inc.*	36,100	1,184,441
Forest Laboratories, Inc.*	21,500	959,545
Johnson & Johnson	78,300	4,636,926
New River Pharmaceuticals, Inc.*	33,200	1,102,572
Novartis AG (Registered)	69,696	3,876,010
Pfizer, Inc.	125,340	3,123,473
Roche Holding AG (Genusschein)	22,898	3,409,275
Sanofi-Aventis	19,024	1,809,757
Schering-Plough Corp.	146,300	2,778,237
Schwarz Pharma AG (a)	17,667	1,420,536
Sepracor, Inc.*	21,500	1,049,415

Shire PLC (ADR)	24,800	1,152,952
Teva Pharmaceutical Industries Ltd. (ADR)	32,100	1,321,878
Wyeth	85,100	4,129,052

		40,906,100

Total Common Stocks (Cost $96,260,052)		129,274,123
Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $1,998,350)	1,998,350	1,998,350
Cash Equivalents 1.7%
Cash Management QP Trust, 4.64% (d) (Cost $2,198,036)	2,198,036	2,198,036
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 100,456,438)	100.8	133,470,509
Other Assets and Liabilities, Net	(0.8)	(1,035,095)

Net Assets	100.0	132,435,414

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $1,920,283 which is 1.5% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt

Investment Portfolio                            as of March 31, 2006 (Unaudited)

DWS International VIP

(formerly SVS I International Portfolio)

	Shares	Value ($)

Common Stocks 96.4%
Australia 1.0%
Australia & New Zealand Banking Group Ltd. (Cost $4,451,807)	348,792	6,617,056
Austria 0.6%
OMV AG (Cost $3,672,019)	59,900	4,006,956
Belgium 2.1%
InBev NV	149,600	7,016,027
Umicore	49,500	6,856,462

(Cost $13,133,006)		13,872,489
Brazil 2.3%
Companhia Vale do Rio Doce (ADR)	101,806	4,940,645
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred)	176,800	4,738,240
Petroleo Brasileiro SA (ADR)	61,700	5,347,539

(Cost $8,602,457)		15,026,424
Finland 4.1%
Fortum Oyj (a)	285,000	7,190,751
Neste Oil Oyj* (a)	155,600	5,349,554
Nokia Oyj (a)	188,457	3,900,756
Nokia Oyj (ADR)	74,890	1,551,721
Nokian Renkaat Oyj (a)	509,210	8,978,600

(Cost $22,787,628)		26,971,382
France 9.3%
Axa	318,966	11,194,163
BNP Paribas SA (New)*	10,586	949,961
BNP Paribas SA	107,537	9,988,925
CNP Assurances	59,667	6,015,977
Pernod Ricard SA	37,533	7,191,075
Schneider Electric SA	75,466	8,148,501
Total SA	69,393	18,307,235

(Cost $42,662,607)		61,795,837
Germany 12.4%
Allianz AG (Registered)	39,354	6,570,883
BASF AG	91,428	7,168,564
Bayer AG	158,326	6,343,132
Commerzbank AG	219,871	8,760,894
Continental AG	64,740	7,127,649
DaimlerChrysler AG (Registered)	92,258	5,299,453
Deutsche Boerse AG	51,637	7,446,576
E.ON AG	86,505	9,519,707
Fresenius Medical Care AG	51,815	6,191,289
Hypo Real Estate Holding AG	192,985	13,229,957
Siemens AG (Registered)	50,453	4,710,337

(Cost $56,189,793)		82,368,441

Greece 2.0%
Alpha Bank AE	170,508	6,298,083
Hellenic Telecommunications Organization SA*	312,620	6,910,195

(Cost $7,517,559)		13,208,278
India 1.1%
ICICI Bank Ltd. (Cost $4,223,841)	539,202	7,220,206
Indonesia 0.9%
PT Telekomunikasi Indonesia (ADR) (Cost $4,120,468)	195,400	5,922,574
Ireland 2.1%
Anglo Irish Bank Corp. PLC	442,540	7,293,569
CRH PLC	191,210	6,673,471

(Cost $10,695,054)		13,967,040
Italy 5.1%
Banca Intesa SpA	1,709,460	10,213,028
Banca Italease*	164,429	8,115,990
Banco Popolare di Verona e Novara	170,700	4,517,882
Capitalia SpA (a)	1,331,200	11,066,648

(Cost $25,504,198)		33,913,548
Japan 21.0%
AEON Co., Ltd.	242,000	5,870,094
Aiful Corp.	56,856	3,763,027
Astellas Pharma, Inc.	147,300	5,594,146
Canon, Inc.	197,500	13,071,580
Credit Saison Co., Ltd.	141,200	7,809,788
Daito Trust Construction Co., Ltd.	91,900	4,794,104
Komatsu Ltd.	318,000	6,065,506
Mitsubishi Corp.	558,000	12,705,523
Mitsui & Co., Ltd.	439,000	6,348,156
Mitsui Fudosan Co., Ltd.	337,000	7,744,987
Mitsui Sumitomo Insurance Co., Ltd.	355,000	4,828,845
Mizuho Financial Group, Inc.	1,274	10,423,636
Nidec Corp.	47,100	3,865,641
Nishi-Nippon City Bank Ltd.	901,000	4,914,545
Nissan Motor Co., Ltd.	566,157	6,724,618
Sega Sammy Holdings, Inc.	255,800	10,388,479
Shinsei Bank Ltd.	870,000	6,090,739
Takefuji Corp.	71,400	4,495,106
Toyota Motor Corp.	176,300	9,631,342
Yamada Denki Co., Ltd.	35,600	4,104,435

(Cost $92,069,605)		139,234,297
Korea 1.9%
Hynix Semiconductor, Inc.*	116,000	3,450,391
Samsung Electronics Co., Ltd.	14,047	9,108,285

(Cost $7,220,035)		12,558,676
Mexico 1.2%
Fomento Economico Mexicano SA de CV (ADR) (Cost $6,096,845)	89,100	8,166,906
Netherlands 0.8%
Royal Dutch Shell PLC "B" (Cost $3,654,937)	173,372	5,638,770

Norway 2.0%
Aker Kvaerner ASA (a)	40,400	3,575,440
Norsk Hydro ASA	72,050	9,982,513

(Cost $12,466,175)		13,557,953
Russia 1.4%
AFK Sistema (REG S) (GDR)	141,092	3,442,645
OAO Gazprom (REG S) (ADR) (b)	57,107	5,225,290
OAO Gazprom (REG S) (ADR) (b)	6,093	557,510

(Cost $4,819,106)		9,225,445
Spain 1.3%
ACS, Actividades de Construccion y Servicios SA	90,600	3,519,981
Repsol YPF SA	168,100	4,775,007

(Cost $7,151,181)		8,294,988
Sweden 0.3%
Assa Abloy AB "B" (Cost $2,306,653)	125,200	2,300,834
Switzerland 6.4%
Credit Suisse Group (Registered)	174,522	9,792,724
Novartis AG (Registered)	143,888	8,002,056
Roche Holding AG (Genusschein)	72,994	10,868,051
UBS AG (Registered)	125,248	13,757,921

(Cost $27,238,640)		42,420,752
Taiwan 0.7%
Hon Hai Precision Industry Co., Ltd. (Cost $2,519,509)	737,091	4,564,453
Turkey 0.5%
Turkcell Iletisim Hizmetleri AS (ADR) (Cost $3,279,098)	184,500	3,075,615
United Kingdom 15.2%
AstraZeneca PLC	101,468	5,112,422
BHP Billiton PLC	681,159	12,443,924
GlaxoSmithKline PLC	183,251	4,791,621
Hammerson PLC	349,519	7,529,949
Ladbrokes PLC	1,187,635	8,026,610
Imperial Tobacco Group PLC	261,150	7,745,031
Informa PLC	679,335	5,674,177
Kensington Group PLC	113,270	2,337,927
Prudential PLC	881,782	10,226,148
Rolls-Royce Group PLC*	56,999,223	8,349,456
Royal Bank of Scotland Group PLC	403,270	13,123,005
Vodafone Group PLC	4,007,860	8,390,719
Whitbread PLC	359,053	7,398,486

(Cost $78,291,312)		101,149,475
United States 0.7%
Bunge Ltd. (Cost $4,916,304)	84,900	4,729,779

Total Common Stocks (Cost $455,589,837)		639,808,174
Preferred Stocks 0.9%
Germany
Fresenius AG (Cost $5,100,511)	32,900	5,900,738

	Principal Amount ($)	Value ($)

Other Investments 0.0%
Brazil
Companhia Vale do Rio Doce * (Cost $0)	219,880	4,948
	Shares	Value ($)

Securities Lending Collateral 6.7%
Daily Assets Fund Institutional, 4.73% (b) (c) (Cost $44,385,379)	44,385,379	44,385,379
Cash Equivalents 2.1%
Cash Management QP Trust, 4.64% (d) (Cost $13,577,710)	13,577,710	13,577,710
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 518,653,437)	106.1	703,676,949
Other Assets and Liabilities, Net	(6.1)	(40,151,505)

Net Assets	100.0	663,525,444

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2006 amounted to $42,219,766 which is 6.4% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At March 31, 2006, the Scudder DWS International VIP had the following Sector diversification:

Sector	Market Value ($)	As a % of Common And Preferred Stocks
Financials	232,338,145	35.9%
Consumer Discretionary	79,321,278	12.3%
Energy	66,381,125	10.3%
Industrials	65,158,743	10.1%
Health Care	46,460,323	7.2%
Materials	44,426,198	6.9%
Information Technology	39,512,827	6.1%
Consumer Staples	34,848,818	5.4%
Telecommunication Services	27,741,748	4.3%
Utilities	9,519,707	1.5%
Total Common and Preferred Stocks	645,708,912	100.0%

Investment Portfolio                            as of March 31, 2006 (Unaudited)

Money Market VIP

(formerly Money Market Portfolio)

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.8%
Alliance & Leicester PLC, 4.52%, 4/21/2006	1,500,000	1,499,970
Banco Bilbao Vizcaya Argentaria SA, 4.98%, 9/1/2006	750,000	749,882
Bank of Tokyo-Mitsubishi-UFJ Ltd., 4.8%, 5/1/2006	1,000,000	1,000,000
Natexis Banque Populaires, 5.0%, 2/8/2007	1,000,000	1,000,000
Norinchukin Bank, 4.83%, 5/2/2006	2,000,000	2,000,000
Toronto Dominion Bank, 3.75%, 5/16/2006	500,000	499,994

Total Certificates of Deposit and Bank Notes (Cost $6,749,846)		6,749,846
Commercial Paper** 31.4%
Cancara Asset Securitization LLC, 4.51%, 4/18/2006	1,500,000	1,496,805
Davis Square Funding VI Corp., 4.81%, 5/4/2006	1,000,000	995,591
Giro Funding US Corp.:
4.8%, 5/9/2006	1,500,000	1,492,400
4.8%, 5/10/2006	1,000,000	994,800
Grampian Funding Ltd., 4.64%, 7/28/2006	1,000,000	984,791
Greyhawk Funding LLC:
4.735%, 5/10/2006	1,500,000	1,492,306
4.77%, 5/10/2006	1,000,000	994,833
HSBC Finance Corp., 4.9%, 4/3/2006	2,600,000	2,599,292
Natexis US Finance Company LLC, 4.65%, 7/24/2006	1,500,000	1,477,912
Perry Global Funding LLC:
Series A, 4.565%, 4/5/2006	1,500,000	1,499,239
Series A, 4.75%, 5/12/2006	1,000,000	994,590
Verizon Communications, Inc., 4.82%, 5/9/2006	1,600,000	1,591,860

Total Commercial Paper (Cost $16,614,419)		16,614,419
US Government Sponsored Agencies 3.9%
Federal Home Loan Bank, 3.25%, 7/21/2006	500,000	498,896
Federal Home Loan Mortgage Corp., 3.83%, 6/20/2006	750,000	750,000
Federal National Mortgage Association, 4.03%, 7/21/2006	800,000	800,000

Total US Government Sponsored Agencies (Cost $2,048,896)		2,048,896
Funding Agreements 3.8%
New York Life Insurance Co., 4.57% *, 9/19/2006 (Cost $2,000,000)	2,000,000	2,000,000
Promissory Notes 2.8%
The Goldman Sachs Group, Inc., 4.64% *, 11/10/2006 (Cost $1,500,000)	1,500,000	1,500,000
Short Term Notes* 35.0%
American Express Credit Corp., 4.651%, 1/9/2007	1,000,000	999,918
American Honda Finance Corp.:
4.85%, 9/12/2006	1,500,000	1,500,000
4.9%, 6/22/2006	1,000,000	1,000,000
Cancara Asset Securitization LLC, 144A, 4.7%, 8/15/2006	1,000,000	999,925
CIT Group, Inc., 4.949%, 2/15/2007	1,500,000	1,502,610
Credit Suisse:
4.79%, 9/26/2006	1,000,000	1,000,000

4.93%, 9/26/2006	1,500,000	1,500,000
Greenwich Capital Holdings, Inc., 4.74%, 6/20/2006	2,000,000	2,000,000
Links Finance LLC, 4.731%, 5/22/2006	1,500,000	1,499,978
Merrill Lynch & Co., Inc.:
4.71%, 5/5/2006	1,500,000	1,500,113
4.925%, 2/27/2007	1,000,000	1,001,321
Northern Rock PLC, 4.66%, 2/5/2007	500,000	500,000
Skandinaviska Enskilda Banken, 4.766%, 7/18/2006	1,000,000	1,000,000
Tango Finance Corp., 144A, 4.711%, 9/18/2006	1,500,000	1,499,980
UniCredito Italiano Bank (Ireland) PLC, 4.701%, 3/9/2007	1,000,000	1,000,000

Total Short Term Notes (Cost $18,503,845)		18,503,845
Time Deposit 1.9%
Societe Generale, 4.88%, 4/3/2006 (Cost $1,000,000)	1,000,000	1,000,000
Repurchase Agreements 8.3%
BNP Paribas, 4.86%, dated 3/31/2006, to be repurchased at $4,001,620 on 4/3/2006 (a)	4,000,000	4,000,000
State Street Bank and Trust Co., 4.23%, dated 3/31/2006, to be repurchased at $390,137 on 4/3/2006 (b)	390,000	390,000

Total Repurchase Agreements (Cost $4,390,000)		4,390,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 52,807,006)	99.9	52,807,006
Other Assets and Liabilities, Net	0.1	52,992

Net Assets	100.0	52,859,998

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2006.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Collateralized by $4,067,156 Federal National Mortgage Association, 4.02%, maturing on 4/1/2034 with a value of $4,080,000.
(b)		Collateralized by $425,000 Federal National Mortgage Association, 5.55%, maturing on 7/10/2028 with a value of $399,203.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series I

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series I

By:	/s/Michael Colon
Michael Colon

President

Date:	May 19, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 May 19, 2006